Additional Information-Financial Statement Schedule I - Notes to Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Cash dividends paid	$ 29,692	$ 76,942	$ 92,106
CDTV Holding
Condensed Financial Statements, Captions [Line Items]
Restricted net assets of consolidated subsidiaries as percentage of consolidated net assets	25.00%
Cash dividends paid	$ 30,000	$ 77,500